Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables [text block]
At 31 December
(in USD million) 2022 2021
Trade receivables from contracts with customers 1) 15,213 13,266
Other current receivables 992 1,436
Collateral receivables
2)
3,468 1,576
Receivables from participation in joint operations and

similar arrangements
661 491
Receivables from equity accounted associated companies

and other related parties
1,276 423
Total financial trade and other receivables 21,611 17,192
Non-financial trade and other receivables 841 736
Trade and other receivables 22,452 17,927
1) Trade receivables from contracts with customers are shown net of an immaterial provision for expected

losses.
2) Mainly related to cash paid as security for

a portion of Equinor's credit exposure.